8. Stock Purchase Options and Warrants (June 2018 Note) (Details - Warrants) - Warrants [Member] - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Warrants outstanding	6,553,860	6,553,860
Warrants exercisable	0
Weighted average exercise price	$ 0.45	$ 0.45
Weighted average exercise price, exercisable	$ 0.00